Other Expenses	12 Months Ended
Dec. 31, 2018
Other Expense [abstract]
Other Expenses

27.   Other Eexpenses

	Years ended December 31,
	2018	2017
Loss on disposal of property, plant, and equipment	$167	$1,450
Write off of spare parts	398	985
Write off of assets held for sale	691	-
Write off of mineral properties	-	202
Other expense (income)	705	(956)
	$1,961	$1,681